INTEREST EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Interest expense – notes and loans payable	$ (41,746)	$ (37,926)
Interest expense – financing activities	(11,273)	(11,549)
Accretion of debt discount and amortization of deferred financing fees	(4,059)	(4,855)
Interest expense - leases	(2,930)	(3,146)
Interest income	3,748	2,922
Other interest expense	(20)	(47)
Interest expense, net	$ (56,280)	$ (54,601)